SCHEDULE OF NON CONTROLLING INTEREST (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Abstract]
Paid-in capital	$ 97	$ 97
Accumulated deficit	11,267	(436)
Accumulated other comprehensive income	(655)	3
Non Controlling interest Gross	10,709	(336)
ASL
Total	$ 10,709	$ (336)